Inventories (Tables)	9 Months Ended
Sep. 30, 2011
Inventories.
Inventories

	September 30, 2011	December 31, 2010
	(Unaudited)
Products
Nickel (co-products and by-products)	2,007	1,310
Iron ore and pellets	1,055	825
Manganese and ferroalloys	178	203
Fertilizer	313	171
Copper concentrate	70	28
Coal	189	74
Others	88	143
Spare parts and maintenance supplies	1,156	1,544
	5,056	4,298